UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund
              Master S&P 500 Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        S&P 500 Index Fund and Master S&P 500 Index Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        S&P 500 Index Fund
                                        Merrill Lynch Index Funds, Inc.

Annual Report
December 31, 2003

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch S&P 500 Index Fund

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch S&P 500 Index Fund during the fiscal year ended December 31, 2003:

================================================================================
Record Date/                         July 16, 2003/           December 17, 2003/
Payable Date                         July 22, 2003            December 23, 2003
================================================================================
Qualified Dividend
Income for Individuals                    --                       100%
--------------------------------------------------------------------------------
Dividends Qualifying for the
Dividends Received Deduction
for Corporations                         100%                      100%
--------------------------------------------------------------------------------

Please retain this information for your records.


2         MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

A Letter From the President

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed. To be sure, 2003 came in like a lamb and went out like a lion. Or, some might suggest, the year started as a bear and ended as a bull.

Most notably, the U.S. stock market exceeded the expectations of even the optimistic investor, with the S&P 500 Index and the Nasdaq posting respective 12-month returns of +28.68% and +50.01% as of December 31, 2003. Gross domestic product (GDP) growth, which started the year at 1.4% in the first quarter, grew a remarkable 8.2% in the third quarter -- the fastest rate of growth in 20 years. GDP growth is expected to come in above 3% for the year.

Modest inflation and record low interest rates in 2003 also encouraged the American consumer who, after carrying the economy on its own for some time, finally was supported by a $350 billion tax cut, Federal spending on the war effort and long-awaited capital expenditures by businesses. In addition, corporate earnings for 2003 finished the year up 16.9%. As we begin a new year, the events and efforts of 2003 leave us with a much stronger economy for 2004.

In closing, I wish to share one final note regarding the look of our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets can be confusing. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the New Year and beyond.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director/Trustee


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund was able to meet its objective of closely replicating the returns of the S&P 500 Index during the year, while equity markets in general enjoyed a dramatic rebound.

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2003, Merrill Lynch S&P 500 Index Fund's Class A and Class I Shares had total returns of +28.02% and +28.35%, respectively. For the same period, the Fund's unmanaged benchmark, the Standard & Poor's 500 (S&P 500) Index, returned +28.68%. (Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

As the returns indicate, the Fund met its objective of closely tracking the performance of its benchmark, the S&P 500 Index, a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. As U.S. stocks and the S&P 500 Index rallied during this particular 12-month reporting period, the Fund benefited in kind.

Over the course of the year, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain our objective of replicating the risks and return of the benchmark.

As an index fund, the portfolio mirrors the composition of the S&P 500 Index, a common measure of U.S. market performance for large cap stocks. What developments affected the market for large cap stocks during the period?

The year 2003 marked the end of the longest and deepest equity bear market since the Great Depression. Punctuated by better-than-expected corporate earnings due to dramatic productivity increases and modest revenue growth, the equity market recorded returns greater than most had anticipated. Despite an initial setback related to the start of war in Iraq, the stock market quickly gained steam and never had more than a 5% pullback through December 31, 2003. As is common after a major bear market, the best performers during the upturn were low-quality, high-beta and small-capitalization issues as well as those with earnings losses and low prices.

For the 12 months ended December 31, 2003, the S&P 500 Index closed at 1,111.92, its high for the year, representing an increase of 232.10 points and a price return of +26.38%. The Dow Jones Industrial Average also closed the year at a 12-month high of 10,453.92, up 2,112.29 points for a price return of +25.32%. As technology stocks outperformed the broader market, the Nasdaq closed the year at 2,003.37, up 667.86 points for a price return of +50.01%.

The value style of investing outperformed growth for the year, with the S&P 500 Barra Value Index having a total return of +31.79% versus the S&P 500 Barra Growth Index, which posted a total return of +25.66%. In terms of sectors, all ten S&P 500 sectors posted positive price returns for the year. The top performer was information technology, up 46.55%, followed by consumer discretionary and materials, with respective returns of +36.08% and +34.77%. Worst performers for the year were telecommunications services, consumer staples and health care, which returned +3.28%, +9.23% and +13.31%, respectively.


4         MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

How would you characterize market conditions at the close of the period?

Favorable liquidity conditions, stimulative fiscal policy and rising earnings expectations spurred the equity bull market that we witnessed during the past fiscal year. As we ended the period, the momentum from falling interest rates and excess liquidity was beginning to pass. Higher confidence regarding the sustainability of economic growth, along with waning deflation fears and a declining dollar, are likely to cause interest rates to rise.

At the same time, economic growth, which long had been carried by the U.S. consumer, was broadening to the rest of the U.S. economy and the world. Capital spending has decisively turned from modest to more robust, job growth has begun and export markets are awakening. We believe corporate earnings growth is key for the equity bull market to continue and the benchmark S&P 500 Index to maintain its positive bent. With all of this in mind, we expect the portfolio to continue to meet its objective of tracking the performance of the Index.

Richard Vella
Vice President and Senior Portfolio Manager

January 8, 2004


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003            5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                           6-Month         12-Month      Since Inception
As of December 31, 2003                  Total Return    Total Return     Total Return
========================================================================================
ML S&P 500 Index Fund Class A Shares*      +14.87%          +28.02%          +57.23%
----------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class I Shares*      +14.99           +28.35           +59.81
----------------------------------------------------------------------------------------
Standard & Poor's 500 Index**              +15.14           +28.68           +63.73
----------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 4/03/97.


6         MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class A & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class I Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from April 3, 1997 to December 2003.

                                4/03/97**    12/97       12/98         12/99         12/00         12/01      12/02      12/03
ML S&P 500 Index
Fund+--Class A Shares*          $10,000      $13,053     $16,702       $20,069       $18,138       $15,873    $12,282    $15,723

ML S&P 500 Index
Fund+--Class I Shares*          $10,000      $13,080     $16,774       $20,204       $18,229       $16,069    $12,451    $15,981

                                4/30/97**    12/97       12/98         12/99         12/00         12/01      12/02      12/03
Standard & Poor's 500 Index++   $10,000      $13,103     $16,848       $20,393       $18,537       $16,333    $12,724    $16,373

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master S&P 500 Index Series of Quantitative Master Series Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.
++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Average Annual Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 12/31/03                                                  +28.02%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                - 1.20
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/03                                     + 6.94
--------------------------------------------------------------------------------

Class I Shares                                                          % Return
================================================================================
One Year Ended 12/31/03                                                  +28.35%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                - 0.96
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/03                                     + 7.20
--------------------------------------------------------------------------------


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003            7

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities             Merrill Lynch S&P 500 Index Fund

As of December 31, 2003
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master S&P 500 Index Series, at value
                         (identified cost--$2,137,225,129) ...............................                        $ 2,310,191,863
                       Prepaid registration fees .........................................                                 14,306
                                                                                                                  ---------------
                       Total assets ......................................................                          2,310,206,169
                                                                                                                  ---------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ....................................................    $       196,013
                          Administrative fees ............................................             77,234             273,247
                                                                                              ---------------
                       Accrued expenses and other liabilities ............................                                765,630
                                                                                                                  ---------------
                       Total liabilities .................................................                              1,038,877
                                                                                                                  ---------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                        $ 2,309,167,292
                                                                                                                  ===============
=================================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value,
                         250,000,000 shares authorized ...................................                        $         6,469
                       Class I Shares of Common Stock, $.0001 par value,
                         250,000,000 shares authorized ...................................                                 10,468
                       Paid-in capital in excess of par ..................................                          2,318,552,714
                       Undistributed investment income--net ..............................    $       364,873
                       Accumulated realized capital losses on investments
                         allocated from the Series--net ..................................       (182,733,966)
                       Unrealized appreciation on investments allocated
                         from the Series--net ............................................        172,966,734
                                                                                              ---------------
                       Total accumulated losses--net .....................................                             (9,402,359)
                                                                                                                  ---------------
                       Net Assets ........................................................                        $ 2,309,167,292
                                                                                                                  ===============
=================================================================================================================================
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $880,875,022 and
                         64,689,415 shares outstanding ...................................                        $         13.62
                                                                                                                  ===============
                       Class I--Based on net assets of $1,428,292,270 and
                         104,682,756 shares outstanding ..................................                        $         13.64
                                                                                                                  ===============

      See Notes to Financial Statements.


8         MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Statement of Operations                         Merrill Lynch S&P 500 Index Fund

For the Year Ended December 31, 2003
=================================================================================================================================
Investment Income Allocated from the Series--Net
---------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends ......................................................                        $    33,823,361
                          Interest .......................................................                                536,380
                          Securities lending--net ........................................                                289,873
                          Expenses .......................................................                               (773,675)
                                                                                                                  ---------------
                       Net investment income allocated from the Series ...................                             33,875,939
                                                                                                                  ---------------
=================================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------------
                       Administration fees ...............................................    $     4,714,411
                       Account maintenance fees--Class A .................................          1,857,016
                       Transfer agent fees ...............................................          1,071,311
                       Printing and shareholder reports ..................................             94,909
                       Registration fees .................................................             90,157
                       Professional fees .................................................             57,216
                       Directors' fees and expenses ......................................             26,247
                       Other .............................................................             99,690
                                                                                              ---------------
                       Total expenses ....................................................                              8,010,957
                                                                                                                  ---------------
                       Investment income--net ............................................                             25,864,982
                                                                                                                  ---------------
=================================================================================================================================
Realized & Unrealized Gain Allocated from the Series--Net
---------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from
                         the Series--net .................................................                              2,266,529
                       Change in unrealized appreciation/depreciation
                         on investments allocated from the Series--net ...................                            468,520,739
                                                                                                                  ---------------
                       Total realized and unrealized gain on investments
                         allocated from the Series--net ..................................                            470,787,268
                                                                                                                  ---------------
                       Net Increase in Net Assets Resulting from Operations ..............                        $   496,652,250
                                                                                                                  ===============

      See Notes to Financial Statements.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003            9

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets             Merrill Lynch S&P 500 Index Fund

                                                                                                       For the Year Ended
                                                                                                          December 31,
                                                                                              -----------------------------------
Increase (Decrease) in Net Assets:                                                                  2003                2002
=================================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $    25,864,982     $    20,576,419
                       Realized gain (loss) on investments allocated
                         from the Series--net ............................................          2,266,529         (75,631,678)
                       Change in unrealized appreciation/depreciation on investments
                         allocated from the Series--net ..................................        468,520,739        (403,025,960)
                                                                                              -----------------------------------
                       Net increase (decrease) in net assets resulting from operations ...        496,652,250        (458,081,219)
                                                                                              -----------------------------------
=================================================================================================================================
Dividends to Shareholders
---------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ........................................................         (9,012,142)         (7,425,881)
                          Class I ........................................................        (17,162,253)        (13,196,193)
                                                                                              -----------------------------------
                       Net decrease in net assets resulting from dividends to shareholders        (26,174,395)        (20,622,074)
                                                                                              -----------------------------------
=================================================================================================================================
Capital Share Transactions
---------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions         258,203,138         177,607,344
                                                                                              -----------------------------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ...........................        728,680,993        (301,095,949)
                       Beginning of year .................................................      1,580,486,299       1,881,582,248
                                                                                              -----------------------------------
                       End of year* ......................................................    $ 2,309,167,292     $ 1,580,486,299
                                                                                              ===================================
                          * Undistributed investment income--net .........................    $       364,873     $       674,286
                                                                                              ===================================

      See Notes to Financial Statements.


10        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Financial Highlights                            Merrill Lynch S&P 500 Index Fund

                                                                                             Class A@
The following per share data and ratios have been derived       ------------------------------------------------------------------
from information provided in the financial statements.                             For the Year Ended December 31,
                                                                ------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2003          2002          2001          2000          1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...   $    10.75    $    14.05    $    16.16    $    18.00    $    15.28
                                                                ------------------------------------------------------------------
                       Investment income--net ...............          .14*          .13*          .10           .04           .13
                       Realized and unrealized gain (loss)
                         on investments and foreign currency
                         transactions from the Series--net ..         2.87         (3.31)        (2.12)        (1.77)         2.94
                                                                ------------------------------------------------------------------
                       Total from investment operations .....         3.01         (3.18)        (2.02)        (1.73)         3.07
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............         (.14)         (.12)         (.09)         (.10)         (.14)
                          In excess of investment income--net           --            --            --            --+           --
                          In excess of realized gain on
                            investments from the Series--net            --            --            --          (.01)         (.21)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....         (.14)         (.12)         (.09)         (.11)         (.35)
                                                                ------------------------------------------------------------------
                       Net asset value, end of year .........   $    13.62    $    10.75    $    14.05    $    16.16    $    18.00
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...        28.02%       (22.62%)      (12.49%)       (9.62%)       20.16%
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement** .....          .61%          .61%          .62%          .63%          .63%
                                                                ==================================================================
                       Expenses** ...........................          .61%          .61%          .63%          .65%          .63%
                                                                ==================================================================
                       Investment income--net ...............         1.19%         1.03%          .71%          .60%          .77%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $  880,875    $  648,569    $  772,750    $  817,423    $  840,918
                                                                ==================================================================
                       Portfolio turnover from the Series ...         3.60%         4.59%         3.21%         9.71%        29.91%
                                                                ==================================================================

*     Based on average shares outstanding.
**    Includes the Fund's share of the Series' allocated expenses.
+     Amount is less than $(.01) per share.
@     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)                Merrill Lynch S&P 500 Index Fund

                                                                                             Class I@
The following per share data and ratios have been derived       ------------------------------------------------------------------
from information provided in the financial statements.                            For the Year Ended December 31,
                                                                ------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2003          2002          2001          2000          1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year ...   $    10.76    $    14.08    $    16.18    $    18.02    $    15.30
                                                                ------------------------------------------------------------------
                       Investment income--net ...............          .17*          .16*          .13           .13           .18
                       Realized and unrealized gain (loss)
                         on investments and foreign currency
                         transactions from the Series--net ..         2.88         (3.33)        (2.10)        (1.82)         2.92
                                                                ------------------------------------------------------------------
                       Total from investment operations .....         3.05         (3.17)        (1.97)        (1.69)         3.10
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............         (.17)         (.15)         (.13)         (.14)         (.17)
                          In excess of investment income--net           --            --            --            --+           --
                          In excess of realized gain on
                            investments from the Series--net            --            --            --          (.01)         (.21)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....         (.17)         (.15)         (.13)         (.15)         (.38)
                                                                ------------------------------------------------------------------
                       Net asset value, end of year .........   $    13.64    $    10.76    $    14.08    $    16.18    $    18.02
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...        28.35%       (22.51%)      (12.19%)       (9.43%)       20.45%
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement** .....          .36%          .36%          .37%          .38%          .38%
                                                                ==================================================================
                       Expenses** ...........................          .36%          .36%          .38%          .40%          .38%
                                                                ==================================================================
                       Investment income--net ...............         1.44%         1.27%          .97%          .85%         1.03%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $1,428,292    $  931,917    $1,108,832    $  896,356    $  848,591
                                                                ==================================================================
                       Portfolio turnover from the Series ...         3.60%         4.59%         3.21%         9.71%        29.91%
                                                                ==================================================================

*     Based on average shares outstanding.
**    Includes the Fund's share of the Series' allocated expenses.
+     Amount is less than $(.01) per share.
@     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


12        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Notes to Financial Statements                   Merrill Lynch S&P 500 Index Fund

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2003 was 93.4%. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to there account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $17,411,293 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par. Additionally, $139,138 has been reclassified between unrealized appreciation on investments allocated from the Series and paid-in capital in excess of par to reflect the liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A shares.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)       Merrill Lynch S&P 500 Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $258,203,138 and $177,607,344 for the years ended December 31, 2003 and December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2003+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         21,676,776       $ 259,407,002
Shares issued to shareholders in
  reinvestment of dividends ............            613,120           8,148,224
                                               --------------------------------
Total issued ...........................         22,289,896         267,555,226
Shares redeemed ........................        (17,956,428)       (215,576,494)
                                               --------------------------------
Net increase ...........................          4,333,468       $  51,978,732
                                               ================================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2002+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         22,596,862       $ 272,284,151
Shares issued to shareholders in
  reinvestment of dividends ............            607,598           6,669,539
                                               --------------------------------
Total issued ...........................         23,204,460         278,953,690
Shares redeemed ........................        (17,841,183)       (213,168,879)
                                               --------------------------------
Net increase ...........................          5,363,277       $  65,784,811
                                               ================================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2003+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         46,212,278       $ 538,202,424
Shares issued to shareholders in
  reinvestment of dividends ............          1,237,260          16,488,003
                                               --------------------------------
Total issued ...........................         47,449,538         554,690,427
Shares redeemed ........................        (29,356,179)       (348,466,021)
                                               --------------------------------
Net increase ...........................         18,093,359       $ 206,224,406
                                               ================================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2002+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         41,888,936       $ 525,329,539
Shares issued to shareholders in
  reinvestment of dividends ............          1,168,621          12,824,616
                                               --------------------------------
Total issued ...........................         43,057,557         538,154,155
Shares redeemed ........................        (35,244,780)       (426,331,622)
                                               --------------------------------
Net increase ...........................          7,812,777       $ 111,822,533
                                               ================================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 was as follows:

-------------------------------------------------------------------------------
                                                12/31/2003          12/31/2002
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................      $  26,174,395       $  20,622,074
  Net long-term capital gains ..........                 --                  --
                                              ---------------------------------
Total taxable distributions ............      $  26,174,395       $  20,622,074
                                              =================================

As of December 31, 2003, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net .....................        $     364,873
Undistributed long-term capital gains--net .............                   --
                                                                -------------
Total undistributed earnings--net ......................              364,873
Capital loss carryforward ..............................         (100,424,825)*
Unrealized gains--net ..................................           90,657,593**
                                                                -------------
Total accumulated losses--net ..........................        $  (9,402,359)
                                                                =============

* On December 31, 2003, the Fund had a net capital loss carryforward of $100,424,825, of which $4,944,930 expires in 2008, $14,600,496 expires in
      2009, $73,055,477 expires in 2010 and $7,823,922 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts.


14        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Independent Auditors' Report

To the Shareholders and Board of Directors of

Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund, one of the series constituting Merrill Lynch Index Funds, Inc. (the "Fund"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 13, 2004


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                              Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Aerospace & Defense--1.8%               22,687     The B.F. Goodrich Company                                  $    673,577
                                                192,720     The Boeing Company                                            8,121,221
                                                 46,348     General Dynamics Corporation                                  4,189,396
                                                196,577     Honeywell International Inc.                                  6,571,569
                                                102,970     Lockheed Martin Corporation                                   5,292,658
                                                 41,376     Northrop Grumman Corporation                                  3,955,546
                                                 94,074     Raytheon Company                                              2,825,983
                                                 39,615     Rockwell Collins, Inc.                                        1,189,638
                                                112,148     United Technologies Corporation                              10,628,266
                                                                                                                       ------------
                                                                                                                         43,447,854
         --------------------------------------------------------------------------------------------------------------------------
         Air Freight & Logistics--1.0%           79,108     FedEx Corp.                                                   5,339,790
                                                 13,674     Ryder System, Inc.                                              466,967
                                                265,800     United Parcel Service, Inc. (Class B)                        19,815,390
                                                                                                                       ------------
                                                                                                                         25,622,147
         --------------------------------------------------------------------------------------------------------------------------
         Airlines--0.1%                          52,676     Delta Air Lines, Inc.                                           622,104
                                                175,895     Southwest Airlines Co.                                        2,838,945
                                                                                                                       ------------
                                                                                                                          3,461,049
         --------------------------------------------------------------------------------------------------------------------------
         Auto Components--0.2%                   15,230     Cooper Tire & Rubber Company                                    325,617
                                                 34,045     Dana Corporation                                                624,726
                                                128,425     Delphi Automotive Systems Corporation                         1,311,219
                                                 39,593   + The Goodyear Tire & Rubber Company                              311,201
                                                 20,610     Johnson Controls, Inc.                                        2,393,233
                                                 27,226     Visteon Corporation                                             283,423
                                                                                                                       ------------
                                                                                                                          5,249,419
         --------------------------------------------------------------------------------------------------------------------------
         Automobiles--0.7%                      419,499     Ford Motor Company                                            6,711,984
                                                136,239     General Motors Corporation                                    7,275,163
                                                 74,359     Harley-Davidson, Inc.                                         3,534,283
                                                                                                                       ------------
                                                                                                                         17,521,430
         --------------------------------------------------------------------------------------------------------------------------
         Beverages--2.6%                         10,583     Adolph Coors Company (Class B)                                  593,706
                                                194,285     Anheuser-Busch Companies, Inc.                               10,234,934
                                                 13,444     Brown-Forman Corporation (Class B)                            1,256,342
                                                579,028     The Coca-Cola Company                                        29,385,671
                                                 98,487     Coca-Cola Enterprises Inc.                                    2,153,911
                                                 61,822     The Pepsi Bottling Group, Inc.                                1,494,856
                                                405,488     PepsiCo, Inc.                                                18,903,851
                                                                                                                       ------------
                                                                                                                         64,023,271
         --------------------------------------------------------------------------------------------------------------------------
         Biotechnology--1.1%                    303,547   + Amgen Inc.                                                   18,759,205
                                                 80,440   + Biogen Idec Inc.                                              2,958,583
                                                 43,834   + Chiron Corporation                                            2,498,100
                                                 49,580   + Genzyme Corporation                                           2,446,277
                                                 57,252   + MedImmune, Inc.                                               1,454,201
                                                                                                                       ------------
                                                                                                                         28,116,366
         --------------------------------------------------------------------------------------------------------------------------
         Building Products--0.2%                 15,300   + American Standard Companies, Inc.                             1,540,710
                                                109,179     Masco Corporation                                             2,992,596
                                                                                                                       ------------
                                                                                                                          4,533,306


16        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Capital Markets--3.6%                  176,695     The Bank of New York Company, Inc.                          $ 5,852,138
                                                 22,411     The Bear Stearns Companies Inc.                               1,791,759
                                                305,068     The Charles Schwab Corporation                                3,612,005
                                                 24,600     Federated Investors, Inc. (Class B)                             722,256
                                                 56,986     Franklin Resources, Inc.                                      2,966,691
                                                111,400     The Goldman Sachs Group, Inc.                                10,998,522
                                                478,955     J.P. Morgan Chase & Co.                                      17,592,017
                                                 47,805     Janus Capital Group Inc.                                        784,480
                                                 68,178     Lehman Brothers Holdings, Inc.                                5,264,705
                                                101,216     Mellon Financial Corporation                                  3,250,046
                                                210,067     Merrill Lynch & Co., Inc. (a)                                12,320,430
                                                265,298     Morgan Stanley                                               15,352,795
                                                 51,127     Northern Trust Corporation                                    2,373,315
                                                 76,223     State Street Corporation                                      3,969,694
                                                 27,924     T. Rowe Price Group Inc.                                      1,323,877
                                                                                                                       ------------
                                                                                                                         88,174,730
         --------------------------------------------------------------------------------------------------------------------------
         Chemicals--1.5%                         52,147     Air Products and Chemicals, Inc.                              2,754,926
                                                209,876     The Dow Chemical Company                                      8,724,545
                                                248,873     E.I. du Pont de Nemours and Company                          11,420,782
                                                 23,650     Eastman Chemical Company                                        934,885
                                                 59,314     Ecolab Inc.                                                   1,623,424
                                                 27,997     Engelhard Corporation                                           838,510
                                                  9,835     Great Lakes Chemical Corporation                                267,414
                                                 22,759   + Hercules Incorporated                                           277,660
                                                 21,496     International Flavors & Fragrances Inc.                         750,640
                                                 53,377     Monsanto Company                                              1,536,190
                                                 38,887     PPG Industries, Inc.                                          2,489,546
                                                 76,646     Praxair, Inc.                                                 2,927,877
                                                 43,903     Rohm and Haas Company                                         1,875,097
                                                 19,323     Sigma-Aldrich Corporation                                     1,104,889
                                                                                                                       ------------
                                                                                                                         37,526,385
         --------------------------------------------------------------------------------------------------------------------------
         Commercial Banks--6.1%                  80,503     AmSouth Bancorporation                                        1,972,324
                                                127,800     BB&T Corporation                                              4,938,192
                                                351,213     Bank of America Corporation                                  28,248,062
                                                265,689     Bank One Corporation                                         12,112,762
                                                 50,795     Charter One Financial, Inc.                                   1,754,967
                                                 42,191     Comerica Incorporated                                         2,365,228
                                                131,644     Fifth Third Bancorp                                           7,780,160
                                                 37,700     First Tennessee National Corporation                          1,662,570
                                                237,547     FleetBoston Financial Corporation                            10,368,927
                                                 52,429     Huntington Bancshares Incorporated                            1,179,653
                                                 96,910     KeyCorp                                                       2,841,401
                                                 52,000     Marshall & Ilsley Corporation                                 1,989,000
                                                140,202     National City Corporation                                     4,758,456
                                                 35,900     North Fork Bancorporation                                     1,452,873
                                                 65,768     PNC Bank Corp.                                                3,599,483
                                                 50,958     Regions Financial Corporation                                 1,895,638
                                                 78,044     SouthTrust Corporation                                        2,554,380
                                                 64,199     SunTrust Banks, Inc.                                          4,590,229
                                                 58,951     Synovus Financial Corp.                                       1,704,863
                                                452,665     U.S. Bancorp                                                 13,480,364
                                                 45,481     Union Planters Corporation                                    1,432,197
                                                313,076     Wachovia Corporation                                         14,586,211
                                                394,622     Wells Fargo & Company                                        23,239,290
                                                 23,702     Zions Bancorporation                                          1,453,644
                                                                                                                       ------------
                                                                                                                        151,960,874


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           17

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Commercial Services &                   42,678   + Allied Waste Industries, Inc.                              $    592,371
         Supplies--1.0%                          43,900   + Apollo Group, Inc. (Class A)                                  2,985,200
                                                 23,458     Avery Dennison Corporation                                    1,314,117
                                                233,425   + Cendant Corporation                                           5,198,375
                                                 39,002     Cintas Corporation                                            1,955,170
                                                 13,336     Deluxe Corporation                                              551,177
                                                 28,902     Equifax Inc.                                                    708,099
                                                 53,785     H&R Block, Inc.                                               2,978,075
                                                 31,139   + Monster Worldwide Inc.                                          683,812
                                                 53,682     Pitney Bowes Inc.                                             2,180,563
                                                 24,425     R.R. Donnelley & Sons Company                                   736,414
                                                 33,011   + Robert Half International Inc.                                  770,477
                                                132,814     Waste Management, Inc.                                        3,931,294
                                                                                                                       ------------
                                                                                                                         24,585,144
         --------------------------------------------------------------------------------------------------------------------------
         Communications Equipment--2.9%         181,555   + ADC Telecommunications, Inc.                                    539,218
                                                 60,839   + Andrew Corporation                                              700,257
                                                 83,082   + Avaya Inc.                                                    1,075,081
                                                164,095   + CIENA Corporation                                             1,089,591
                                              1,638,671   + Cisco Systems, Inc.                                          39,803,319
                                                 57,643   + Comverse Technology, Inc.                                     1,013,940
                                                279,475   + Corning Incorporated                                          2,914,924
                                                338,787   + JDS Uniphase Corporation                                      1,236,573
                                                948,158   + Lucent Technologies Inc.                                      2,692,769
                                                517,869     Motorola, Inc.                                                7,286,417
                                                186,280     QUALCOMM Incorporated                                        10,046,080
                                                 28,708   + QLogic Corporation                                            1,481,333
                                                 38,394     Scientific-Atlanta, Inc.                                      1,048,156
                                                 94,487   + Tellabs, Inc.                                                   796,525
                                                                                                                       ------------
                                                                                                                         71,724,183
         --------------------------------------------------------------------------------------------------------------------------
         Computers & Peripherals--3.8%           89,017   + Apple Computer, Inc.                                          1,902,293
                                                603,616   + Dell Inc.                                                    20,498,799
                                                546,454   + EMC Corporation                                               7,060,186
                                                 59,898   + Gateway Inc.                                                    275,531
                                                733,517     Hewlett-Packard Company                                      16,848,885
                                                412,967     International Business Machines Corporation                  38,273,782
                                                 29,239   + Lexmark International Group, Inc. (Class A)                   2,299,355
                                                 20,318   + NCR Corporation                                                 788,338
                                                 77,121   + Network Appliance, Inc.                                       1,583,294
                                                740,156   + Sun Microsystems, Inc.                                        3,323,300
                                                                                                                       ------------
                                                                                                                         92,853,763
         --------------------------------------------------------------------------------------------------------------------------
         Construction & Engineering--0.0%        18,361     Fluor Corporation                                               727,830
         --------------------------------------------------------------------------------------------------------------------------
         Construction Materials--0.0%            22,747     Vulcan Materials Company                                      1,082,075
         --------------------------------------------------------------------------------------------------------------------------
         Consumer Finance--1.2%                 310,184     American Express Company                                     14,960,174
                                                 53,567     Capital One Financial Corporation                             3,283,121
                                                286,672     MBNA Corporation                                              7,123,799
                                                 59,873   + Providian Financial Corporation                                 696,922
                                                105,330     SLM Corporation                                               3,968,834
                                                                                                                       ------------
                                                                                                                         30,032,850


18        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Containers & Packaging--0.2%            12,980     Ball Corporation                                           $    773,219
                                                 12,168     Bemis Company, Inc.                                             608,400
                                                 36,525   + Pactiv Corporation                                              872,948
                                                 19,069   + Sealed Air Corporation                                        1,032,396
                                                 12,453     Temple-Inland, Inc.                                             780,430
                                                                                                                       ------------
                                                                                                                          4,067,393
         --------------------------------------------------------------------------------------------------------------------------
         Distributors--0.1%                      39,814     Genuine Parts Company                                         1,321,825
         --------------------------------------------------------------------------------------------------------------------------
         Diversified Financial                1,222,836     Citigroup Inc.                                               59,356,459
         Services--2.6%                          35,140     Moody's Corporation                                           2,127,727
                                                 68,600     The Principal Financial Group, Inc.                           2,268,602
                                                                                                                       ------------
                                                                                                                         63,752,788
         --------------------------------------------------------------------------------------------------------------------------
         Diversified Telecommunication           71,337     ALLTEL Corporation                                            3,322,877
         Services--2.8%                         180,192     AT&T Corporation                                              3,657,898
                                                434,034     BellSouth Corporation                                        12,283,162
                                                 32,877     CenturyTel, Inc.                                              1,072,448
                                                 53,518   + Citizens Communications Company                                 664,694
                                                388,545   + Qwest Communications International Inc.                       1,678,514
                                                795,005     SBC Communications Inc.                                      20,725,780
                                                193,381     Sprint Corporation                                            3,175,316
                                                647,728     Verizon Communications                                       22,722,298
                                                                                                                       ------------
                                                                                                                         69,302,987
         --------------------------------------------------------------------------------------------------------------------------
         Electric Utilities--1.9%                28,320   + Allegheny Energy, Inc.                                          361,363
                                                 36,981     Ameren Corporation                                            1,701,126
                                                 90,520     American Electric Power Company, Inc.                         2,761,765
                                                 32,614   + CMS Energy Corporation                                          277,871
                                                 81,670     CenterPoint Energy, Inc.                                        791,382
                                                 40,328     Cinergy Corp.                                                 1,565,130
                                                 51,225     Consolidated Edison, Inc.                                     2,203,187
                                                 38,438     DTE Energy Company                                            1,514,457
                                                 71,257     Dominion Resources, Inc.                                      4,548,334
                                                 73,599     Edison International                                          1,614,026
                                                 60,555     Entergy Corporation                                           3,459,507
                                                 74,264     Exelon Corporation                                            4,928,159
                                                 42,007     FPL Group, Inc.                                               2,748,098
                                                 91,716     FirstEnergy Corp.                                             3,228,403
                                                 93,777   + PG&E Corporation                                              2,604,187
                                                 33,632     PPL Corporation                                               1,471,400
                                                 20,932     Pinnacle West Capital Corporation                               837,699
                                                 54,326     Progress Energy, Inc.                                         2,458,795
                                                    900   + Progress Energy, Inc.                                               198
                                                165,423     The Southern Company                                          5,004,046
                                                 51,896     TECO Energy, Inc.                                               747,821
                                                 76,422     TXU Corporation                                               1,812,730
                                                 91,402     Xcel Energy, Inc.                                             1,552,006
                                                                                                                       ------------
                                                                                                                         48,191,690


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Electrical Equipment--0.4%              45,044     American Power Conversion Corporation                      $  1,101,326
                                                 21,052     Cooper Industries, Ltd. (Class A)                             1,219,542
                                                 96,448     Emerson Electric Co.                                          6,245,008
                                                 13,668   + Power-One, Inc.                                                 148,024
                                                 42,415     Rockwell International Corporation                            1,509,974
                                                 13,167     Thomas & Betts Corporation                                      301,393
                                                                                                                       ------------
                                                                                                                         10,525,267
         --------------------------------------------------------------------------------------------------------------------------
         Electronic Equipment &                 103,410   + Agilent Technologies, Inc.                                    3,023,708
         Instruments--0.5%                       39,864   + Jabil Circuit, Inc.                                           1,128,151
                                                 42,862     Molex Incorporated                                            1,495,455
                                                 26,784     PerkinElmer, Inc.                                               457,203
                                                133,063   + Sanmina--SCI Corporation                                      1,677,924
                                                158,312   + Solectron Corporation                                           935,624
                                                 48,111     Symbol Technologies, Inc.                                       812,595
                                                 19,436     Tektronix, Inc.                                                 614,178
                                                 37,057   + Thermo Electron Corporation                                     933,836
                                                 28,020   + Waters Corporation                                              929,143
                                                                                                                       ------------
                                                                                                                         12,007,817
         --------------------------------------------------------------------------------------------------------------------------
         Energy Equipment & Services--0.8%       52,000   + BJ Services Company                                           1,866,800
                                                 75,544     Baker Hughes Incorporated                                     2,429,495
                                                102,704     Halliburton Company                                           2,670,304
                                                 36,015   + Nabors Industries, Ltd.                                       1,494,623
                                                 33,979   + Noble Corporation                                             1,215,769
                                                 31,172   + Rowan Companies, Inc.                                           722,255
                                                141,054     Schlumberger Limited                                          7,718,475
                                                 64,341   + Transocean Inc.                                               1,544,827
                                                                                                                       ------------
                                                                                                                         19,662,548
         --------------------------------------------------------------------------------------------------------------------------
         Food & Staples Retailing--3.4%          83,766     Albertson's, Inc.                                             1,897,300
                                                 90,318     CVS Corporation                                               3,262,286
                                                113,024   + Costco Wholesale Corporation                                  4,202,232
                                                170,424   + The Kroger Co.                                                3,154,548
                                                 24,942     SUPERVALU Inc.                                                  713,092
                                                146,800     SYSCO Corporation                                             5,465,364
                                                 99,658   + Safeway Inc.                                                  2,183,507
                                              1,024,155     Wal-Mart Stores, Inc.                                        54,331,423
                                                229,024     Walgreen Co.                                                  8,331,893
                                                 30,880     Winn-Dixie Stores, Inc.                                         307,256
                                                                                                                       ------------
                                                                                                                         83,848,901
         --------------------------------------------------------------------------------------------------------------------------
         Food Products--1.2%                    145,534     Archer-Daniels-Midland Company                                2,215,028
                                                 93,435     Campbell Soup Company                                         2,504,058
                                                153,278     ConAgra, Inc.                                                 4,045,006
                                                 83,560     General Mills, Inc.                                           3,785,268
                                                 80,536     H.J. Heinz Company                                            2,933,927
                                                 32,228     Hershey Foods Corporation                                     2,481,234
                                                 85,665     Kellogg Company                                               3,262,123
                                                 31,900     McCormick & Company Incorporated                                960,190
                                                178,141     Sara Lee Corporation                                          3,867,441
                                                 51,370     Wm. Wrigley Jr. Company                                       2,887,508
                                                                                                                       ------------
                                                                                                                         28,941,783


20        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Gas Utilities--0.3%                     36,061     KeySpan Corporation                                        $  1,327,045
                                                 26,834     Kinder Morgan, Inc.                                           1,585,889
                                                 10,054     NICOR, Inc.                                                     342,238
                                                 60,137     NiSource Inc.                                                 1,319,406
                                                  8,204     Peoples Energy Corporation                                      344,896
                                                 43,938     Sempra Energy                                                 1,320,776
                                                                                                                       ------------
                                                                                                                          6,240,250
         --------------------------------------------------------------------------------------------------------------------------
         Health Care Equipment &                 43,655     Applera Corporation--Applied Biosystems Group                   904,095
         Supplies--1.9%                          13,187     Bausch & Lomb Incorporated                                      684,405
                                                134,927     Baxter International Inc.                                     4,117,972
                                                 60,095     Becton, Dickinson and Company                                 2,472,308
                                                 68,935     Biomet, Inc.                                                  2,509,923
                                                196,364   + Boston Scientific Corporation                                 7,218,341
                                                 12,009     C.R. Bard, Inc.                                                 975,731
                                                 69,821     Guidant Corporation                                           4,203,224
                                                285,940     Medtronic, Inc.                                              13,899,543
                                                  8,655   + Millipore Corporation                                           372,598
                                                 41,194   + St. Jude Medical, Inc.                                        2,527,252
                                                 42,355     Stryker Corporation                                           3,600,599
                                                 59,777   + Zimmer Holdings, Inc.                                         4,208,301
                                                                                                                       ------------
                                                                                                                         47,694,292
         --------------------------------------------------------------------------------------------------------------------------
         Health Care Providers &                 37,092     Aetna Inc. (New Shares)                                       2,506,677
         Services--1.8%                          27,143     AmerisourceBergen Corporation                                 1,524,079
                                                 31,680   + Anthem, Inc.                                                  2,376,000
                                                 32,996     CIGNA Corporation                                             1,897,270
                                                106,891     Cardinal Health, Inc.                                         6,537,454
                                                 24,000   + Express Scripts, Inc.                                         1,594,320
                                                124,406     HCA Inc.                                                      5,344,482
                                                 52,600     Health Management Associates, Inc. (Class A)                  1,262,400
                                                 37,004   + Humana Inc.                                                     845,541
                                                 59,640     IMS Health Incorporated                                       1,482,650
                                                 20,604     Manor Care, Inc.                                                712,280
                                                 62,384     McKesson HBOC, Inc.                                           2,006,269
                                                 62,001   + Medco Health Solutions, Inc.                                  2,107,414
                                                 23,500     Quest Diagnostics Incorporated                                1,718,085
                                                111,337   + Tenet Healthcare Corporation                                  1,786,959
                                                142,618     UnitedHealth Group Incorporated                               8,297,515
                                                 36,506   + WellPoint Health Networks Inc.                                3,540,717
                                                                                                                       ------------
                                                                                                                         45,540,112
         --------------------------------------------------------------------------------------------------------------------------
         Hotels, Restaurants & Leisure--1.2%    135,880     Carnival Corporation                                          5,398,512
                                                 38,807     Darden Restaurants, Inc.                                        816,499
                                                 28,230     Harrah's Entertainment, Inc.                                  1,405,007
                                                 86,331     Hilton Hotels Corporation                                     1,478,850
                                                 82,520     International Game Technology                                 2,945,964
                                                 53,127     Marriott International, Inc. (Class A)                        2,454,467
                                                291,518     McDonald's Corporation                                        7,238,392
                                                 89,512   + Starbucks Corporation                                         2,959,267
                                                 50,168     Starwood Hotels & Resorts Worldwide, Inc.                     1,804,543
                                                 26,472     Wendy's International, Inc.                                   1,038,761
                                                 66,034   + YUM! Brands, Inc.                                             2,271,570
                                                                                                                       ------------
                                                                                                                         29,811,832


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Household Durables--0.6%                13,516   + American Greetings Corporation (Class A)                   $    295,595
                                                 21,442     The Black & Decker Corporation                                1,057,519
                                                      5   + Cavco Industries, Inc.                                              120
                                                 19,934     Centex Corporation                                            2,145,895
                                                 33,215     Fortune Brands, Inc.                                          2,374,540
                                                 17,711     KB HOME                                                       1,284,402
                                                 44,216     Leggett & Platt, Incorporated                                   956,392
                                                 15,903     Maytag Corporation                                              442,899
                                                 76,554     Newell Rubbermaid Inc.                                        1,743,135
                                                 13,793     Pulte Corporation                                             1,291,301
                                                 13,252     Snap-On Incorporated                                            427,244
                                                 19,543     The Stanley Works                                               740,093
                                                 13,133     Tupperware Corporation                                          227,726
                                                 18,760     Whirlpool Corporation                                         1,362,914
                                                                                                                       ------------
                                                                                                                         14,349,775
         --------------------------------------------------------------------------------------------------------------------------
         Household Products--1.9%                52,398     The Clorox Company                                            2,544,447
                                                121,581     Colgate-Palmolive Company                                     6,085,129
                                                116,623     Kimberly-Clark Corporation                                    6,891,253
                                                304,698     The Procter & Gamble Company                                 30,433,236
                                                                                                                       ------------
                                                                                                                         45,954,065
         --------------------------------------------------------------------------------------------------------------------------
         IT Services--1.1%                      135,380     Automatic Data Processing, Inc.                               5,362,402
                                                 42,950   + Computer Sciences Corporation                                 1,899,679
                                                114,139   + Concord EFS, Inc.                                             1,693,823
                                                 31,714   + Convergys Corporation                                           553,726
                                                113,987     Electronic Data Systems Corporation                           2,797,241
                                                179,440     First Data Corporation                                        7,373,190
                                                 45,692   + Fiserv, Inc.                                                  1,805,291
                                                 86,958     Paychex, Inc.                                                 3,234,838
                                                 32,673     Sabre Holdings Corporation                                      705,410
                                                 62,300   + Sungard Data Systems Inc.                                     1,726,333
                                                 75,082   + Unisys Corporation                                            1,114,968
                                                                                                                       ------------
                                                                                                                         28,266,901
         --------------------------------------------------------------------------------------------------------------------------
         Industrial Conglomerates--4.2%         185,488     3M Co.                                                       15,772,045
                                              2,354,281     General Electric Company                                     72,935,625
                                                 31,014     Textron, Inc.                                                 1,769,659
                                                489,025     Tyco International Ltd.                                      12,959,163
                                                                                                                       ------------
                                                                                                                        103,436,492
         --------------------------------------------------------------------------------------------------------------------------
         Insurance--4.5%                         59,810     ACE Limited                                                   2,477,330
                                                117,699     AFLAC Incorporated                                            4,258,350
                                                153,444     The Allstate Corporation                                      6,601,161
                                                 26,066     Ambac Financial Group, Inc.                                   1,808,720
                                                620,807     American International Group, Inc.                           41,147,088
                                                 71,585     Aon Corporation                                               1,713,745
                                                 51,753     The Chubb Corporation                                         3,524,379
                                                 36,911     Cincinnati Financial Corporation                              1,545,833
                                                 67,025     The Hartford Financial Services Group, Inc.                   3,956,486
                                                 32,636     Jefferson--Pilot Corporation                                  1,653,013
                                                 66,242     John Hancock Financial Services, Inc.                         2,484,075
                                                 40,119     Lincoln National Corporation                                  1,619,604
                                                 40,990     Loews Corporation                                             2,026,956


22        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Insurance                               32,945     MBIA, Inc.                                                 $  1,951,332
         (concluded)                            120,998     Marsh & McLennan Companies, Inc.                              5,794,594
                                                170,542     MetLife, Inc.                                                 5,742,149
                                                 49,140     The Progressive Corporation                                   4,107,613
                                                128,800     Prudential Financial, Inc.                                    5,379,976
                                                 31,722     SAFECO Corporation                                            1,234,937
                                                 62,311     The St. Paul Companies, Inc.                                  2,470,631
                                                 26,656     Torchmark Corporation                                         1,213,914
                                                230,579     Travelers Property Casualty Corp. (Class B)                   3,912,926
                                                 65,967     UnumProvident Corporation                                     1,040,300
                                                 38,505     XL Capital Ltd. (Class A)                                     2,986,063
                                                                                                                       ------------
                                                                                                                        110,651,175
         --------------------------------------------------------------------------------------------------------------------------
         Internet & Catalog Retail--0.4%        155,300   + eBay Inc.                                                    10,030,827
         --------------------------------------------------------------------------------------------------------------------------
         Internet Software & Services--0.3%     143,630   + Yahoo! Inc.                                                   6,487,767
         --------------------------------------------------------------------------------------------------------------------------
         Leisure Equipment & Products--0.2%      20,664     Brunswick Corporation                                           657,735
                                                 84,553     Eastman Kodak Company                                         2,170,476
                                                 38,694     Hasbro, Inc.                                                    823,408
                                                 94,934     Mattel, Inc.                                                  1,829,378
                                                                                                                       ------------
                                                                                                                          5,480,997
         --------------------------------------------------------------------------------------------------------------------------
         Machinery--1.4%                         83,144     Caterpillar Inc.                                              6,902,615
                                                 13,388     Crane Co.                                                       411,547
                                                 17,309     Cummins Engine Company, Inc.                                    847,103
                                                 34,525     Danaher Corporation                                           3,167,669
                                                 59,898     Deere & Company                                               3,896,365
                                                 40,759     Dover Corporation                                             1,620,170
                                                 16,875     Eaton Corporation                                             1,822,163
                                                 21,396     ITT Industries, Inc.                                          1,587,797
                                                 66,621     Illinois Tool Works Inc.                                      5,590,168
                                                 35,298     Ingersoll-Rand Company (Class A)                              2,396,028
                                                 19,258   + Navistar International Corporation                              922,266
                                                 28,316     PACCAR Inc.                                                   2,410,258
                                                 28,103     Pall Corporation                                                754,003
                                                 26,688     Parker-Hannifin Corporation                                   1,587,936
                                                                                                                       ------------
                                                                                                                         33,916,088
         --------------------------------------------------------------------------------------------------------------------------
         Media--3.9%                            137,504     Clear Channel Communications, Inc.                            6,439,312
                                                404,643   + Comcast Corporation (Class A)                                13,300,615
                                                126,605   + Comcast Corporation (Special Class A)                         3,960,204
                                                 18,319     Dow Jones & Company, Inc.                                       913,202
                                                 70,779     Gannett Co., Inc.                                             6,310,656
                                                 89,286   + The Interpublic Group of Companies, Inc.                      1,392,862
                                                 18,651     Knight Ridder, Inc.                                           1,443,028
                                                 45,108     The McGraw-Hill Companies, Inc.                               3,153,951
                                                 11,421     Meredith Corporation                                            557,459
                                                 34,547     The New York Times Company (Class A)                          1,651,001
                                                 43,197     Omnicom Group Inc.                                            3,772,394
                                              1,060,484   + Time Warner Inc.                                             19,078,107
                                                 65,242     Tribune Company                                               3,366,487
                                                 73,471   + Univision Communications Inc. (Class A)                       2,916,064
                                                412,463     Viacom, Inc. (Class B)                                       18,305,108
                                                480,347     The Walt Disney Company                                      11,206,496
                                                                                                                       ------------
                                                                                                                         97,766,946


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Metals & Mining--0.8%                  189,645     Alcoa Inc.                                                 $  7,206,510
                                                 15,228     Allegheny Technologies Incorporated                             201,314
                                                 51,834     Freeport-McMoRan Copper & Gold, Inc. (Class B)                2,183,766
                                                 99,986     Newmont Mining Corporation                                    4,860,319
                                                 17,916     Nucor Corporation                                             1,003,296
                                                 21,288   + Phelps Dodge Corporation                                      1,619,804
                                                 41,422     United States Steel Corporation                               1,450,598
                                                 19,667     Worthington Industries, Inc.                                    354,596
                                                                                                                       ------------
                                                                                                                         18,880,203
         --------------------------------------------------------------------------------------------------------------------------
         Multi-Utilities & Unregulated          138,460   + The AES Corporation                                           1,307,062
         Power--0.5%                            103,360   + Calpine Corporation                                             497,162
                                                 31,149     Constellation Energy Group                                    1,219,795
                                                206,519     Duke Energy Corporation                                       4,223,314
                                                111,371   + Dynegy Inc. (Class A)                                           476,668
                                                149,215     El Paso Corporation                                           1,222,071
                                                 51,764     Public Service Enterprise Group Incorporated                  2,267,263
                                                118,686     The Williams Companies, Inc.                                  1,165,497
                                                                                                                       ------------
                                                                                                                         12,378,832
         --------------------------------------------------------------------------------------------------------------------------
         Multiline Retail--1.0%                  26,795   + Big Lots, Inc.                                                  380,757
                                                 19,164     Dillard's, Inc. (Class A)                                       315,439
                                                 68,250     Dollar General Corporation                                    1,432,568
                                                 34,464     Family Dollar Stores, Inc.                                    1,236,568
                                                 47,567     Federated Department Stores, Inc.                             2,241,833
                                                 82,598     J.C. Penney Company, Inc.                                     2,170,675
                                                 82,009   + Kohl's Corporation                                            3,685,484
                                                 66,128     The May Department Stores Company                             1,922,341
                                                 29,236     Nordstrom, Inc.                                               1,002,795
                                                 61,418     Sears, Roebuck & Co.                                          2,793,905
                                                205,735     Target Corporation                                            7,900,224
                                                                                                                       ------------
                                                                                                                         25,082,589
         --------------------------------------------------------------------------------------------------------------------------
         Office Electronics--0.1%               176,602   + Xerox Corporation                                             2,437,108
         --------------------------------------------------------------------------------------------------------------------------
         Oil & Gas--4.9%                         20,367     Amerada Hess Corporation                                      1,082,913
                                                 63,761     Anadarko Petroleum Corporation                                3,252,449
                                                 41,521     Apache Corporation                                            3,367,353
                                                 15,658     Ashland Inc.                                                    689,892
                                                 45,918     Burlington Resources Inc.                                     2,542,939
                                                251,150     ChevronTexaco Corporation                                    21,696,849
                                                153,389     ConocoPhillips                                               10,057,717
                                                 52,979     Devon Energy Corporation                                      3,033,578
                                                 25,870     EOG Resources, Inc.                                           1,194,418
                                              1,575,212     Exxon Mobil Corporation++                                    64,583,692
                                                 24,965     Kerr-McGee Corporation                                        1,160,623
                                                 62,747     Marathon Oil Corporation                                      2,076,298
                                                 82,329     Occidental Petroleum Corporation                              3,477,577
                                                 22,385     Sunoco, Inc.                                                  1,144,993
                                                 59,074     Unocal Corporation                                            2,175,695
                                                                                                                       ------------
                                                                                                                        121,536,986


24        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Paper & Forest Products--0.5%           57,367     Georgia-Pacific Group                                      $  1,759,446
                                                126,662     International Paper Company                                   5,460,399
                                                 18,128   + Louisiana-Pacific Corporation                                   324,129
                                                 45,972     MeadWestvaco Corporation                                      1,367,667
                                                 49,461     Weyerhaeuser Company                                          3,165,504
                                                                                                                       ------------
                                                                                                                         12,077,145
         --------------------------------------------------------------------------------------------------------------------------
         Personal Products--0.5%                 11,528     Alberto-Culver Company (Class B)                                727,186
                                                 52,580     Avon Products, Inc.                                           3,548,624
                                                234,301     The Gillette Company                                          8,605,876
                                                                                                                       ------------
                                                                                                                         12,881,686
         --------------------------------------------------------------------------------------------------------------------------
         Pharmaceuticals--8.2%                  367,117     Abbott Laboratories                                          17,107,652
                                                 30,564     Allergan Inc.                                                 2,347,621
                                                455,561     Bristol-Myers Squibb Company                                 13,029,045
                                                270,977     Eli Lilly and Company                                        19,057,812
                                                 88,364   + Forest Laboratories, Inc.                                     5,460,895
                                                697,377     Johnson & Johnson                                            36,026,496
                                                 47,755   + King Pharmaceuticals, Inc.                                      728,741
                                                526,057     Merck & Co., Inc.                                            24,303,833
                                              1,798,781     Pfizer, Inc.                                                 63,550,933
                                                344,925     Schering-Plough Corporation                                   5,998,246
                                                 27,481   + Watson Pharmaceuticals, Inc.                                  1,264,126
                                                312,799     Wyeth                                                        13,278,318
                                                                                                                       ------------
                                                                                                                        202,153,718
         --------------------------------------------------------------------------------------------------------------------------
         Real Estate--0.4%                       21,500     Apartment Investment & Management Company (Class A)             741,750
                                                 90,964     Equity Office Properties Trust                                2,606,119
                                                 65,840     Equity Residential Properties Trust                           1,942,938
                                                 42,000     Plum Creek Timber Company Inc.                                1,278,900
                                                 42,400     ProLogis Trust                                                1,360,616
                                                 43,300     Simon Property Group, Inc.                                    2,006,522
                                                                                                                       ------------
                                                                                                                          9,936,845
         --------------------------------------------------------------------------------------------------------------------------
         Road & Rail--0.4%                       84,194     Burlington Northern Santa Fe Corporation                      2,723,676
                                                 48,278     CSX Corporation                                               1,735,111
                                                 89,342     Norfolk Southern Corporation                                  2,112,938
                                                 57,476     Union Pacific Corporation                                     3,993,432
                                                                                                                       ------------
                                                                                                                         10,565,157


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           25

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Semiconductors & Semiconductor         108,647   + Advanced Micro Devices, Inc.                                $ 1,618,840
         Equipment--4.1%                         86,490   + Altera Corporation                                            1,963,323
                                                 79,616     Analog Devices, Inc.                                          3,634,470
                                                374,076   + Applied Materials, Inc.                                       8,398,006
                                                 68,567   + Applied Micro Circuits Corporation                              410,031
                                                 67,781   + Broadcom Corporation (Class A)                                2,310,654
                                              1,529,831     Intel Corporation                                            49,260,558
                                                 46,037   + KLA-Tencor Corporation                                        2,700,991
                                                 79,366   + LSI Logic Corporation                                           703,976
                                                 71,699     Linear Technology Corporation                                 3,016,377
                                                 79,360     Maxim Integrated Products, Inc.                               3,952,128
                                                139,468   + Micron Technology, Inc.                                       1,878,634
                                                 56,820   + NVIDIA Corporation                                            1,321,065
                                                 50,086   + National Semiconductor Corporation                            1,973,889
                                                 44,800   + Novellus Systems, Inc.                                        1,883,840
                                                 47,554   + PMC--Sierra, Inc.                                               958,213
                                                 40,532   + Teradyne, Inc.                                                1,031,539
                                                390,672     Texas Instruments Incorporated                               11,477,943
                                                 88,893   + Xilinx, Inc.                                                  3,443,715
                                                                                                                       ------------
                                                                                                                        101,938,192
         --------------------------------------------------------------------------------------------------------------------------
         Software--4.6%                          54,325     Adobe Systems Incorporated                                    2,134,973
                                                 31,064     Autodesk, Inc.                                                  763,553
                                                 49,020   + BMC Software, Inc.                                              914,223
                                                 45,705   + Citrix Systems, Inc.                                            969,403
                                                132,512     Computer Associates International, Inc.                       3,622,878
                                                 84,049   + Compuware Corporation                                           507,656
                                                 67,400   + Electronic Arts Inc.                                          3,220,372
                                                 47,052   + Intuit Inc.                                                   2,489,521
                                                 26,927   + Mercury Interactive Corporation                               1,309,729
                                              2,541,124     Microsoft Corporation++                                      69,982,555
                                                 84,424   + Novell, Inc.                                                    888,140
                                              1,229,885   + Oracle Corporation                                           16,234,482
                                                 59,765   + Parametric Technology Corporation                               235,474
                                                 91,522   + PeopleSoft, Inc.                                              2,086,702
                                                119,937   + Siebel Systems, Inc.                                          1,663,526
                                                 81,600   + Symantec Corporation                                          2,827,440
                                                 94,581   + VERITAS Software Corporation                                  3,514,630
                                                                                                                       ------------
                                                                                                                        113,365,257


26        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Schedule of Investments (continued)                  Master S&P 500 Index Series

         Industry*                          Shares Held     Common Stocks                                                  Value
         ==========================================================================================================================
         Specialty Retail--2.4%                  64,500   + AutoNation, Inc.                                          $   1,184,865
                                                 22,377   + AutoZone, Inc.                                                1,906,744
                                                 72,924   + Bed, Bath & Beyond Inc.                                       3,161,255
                                                 77,846     Best Buy Co., Inc.                                            4,066,675
                                                 30,424     Boise Cascade Corporation                                       999,733
                                                 62,323     Circuit City Stores--Circuit City Group                         631,332
                                                198,393     The Gap, Inc.                                                 4,604,702
                                                540,086     The Home Depot, Inc.                                         19,167,652
                                                107,544     The Limited, Inc.                                             1,939,018
                                                184,140     Lowe's Companies, Inc.                                       10,199,515
                                                 70,758   + Office Depot, Inc.                                            1,182,366
                                                 39,598     RadioShack Corporation                                        1,214,867
                                                 33,592     The Sherwin-Williams Company                                  1,166,986
                                                121,934   + Staples, Inc.                                                 3,328,798
                                                115,348     The TJX Companies, Inc.                                       2,543,423
                                                 32,801     Tiffany & Co.                                                 1,482,605
                                                 48,797   + Toys 'R' Us, Inc.                                               616,794
                                                                                                                     --------------
                                                                                                                         59,397,330
         --------------------------------------------------------------------------------------------------------------------------
         Textiles, Apparel & Luxury              33,860     Jones Apparel Group, Inc.                                     1,192,888
         Goods--0.3%                             24,338     Liz Claiborne, Inc.                                             863,025
                                                 63,510     Nike, Inc. (Class B)                                          4,347,895
                                                 25,987     Reebok International Ltd.                                     1,021,809
                                                 22,767     V. F. Corporation                                               984,445
                                                                                                                     --------------
                                                                                                                          8,410,062
         --------------------------------------------------------------------------------------------------------------------------
         Thrifts & Mortgage Finance--1.8%        45,037     Countrywide Credit Industries, Inc.                           3,416,057
                                                232,173     Fannie Mae                                                   17,426,905
                                                155,303     Freddie Mac                                                   9,057,271
                                                 34,448     Golden West Financial Corporation                             3,554,689
                                                 24,780     MGIC Investment Corporation                                   1,410,973
                                                231,898     Washington Mutual, Inc.                                       9,303,748
                                                                                                                     --------------
                                                                                                                         44,169,643
         --------------------------------------------------------------------------------------------------------------------------
         Tobacco--1.2%                          476,918     Altria Group, Inc.                                           25,953,878
                                                 31,400     R.J. Reynolds Tobacco Holdings, Inc.                          1,825,910
                                                 38,235     UST Inc.                                                      1,364,607
                                                                                                                     --------------
                                                                                                                         29,144,395
         --------------------------------------------------------------------------------------------------------------------------
         Trading Companies &                     21,045     W. W. Grainger, Inc.                                            997,323
         Distributors--0.0%
         --------------------------------------------------------------------------------------------------------------------------
         Wireless Telecommunication             621,447   + AT&T Wireless Services Inc.                                   4,965,362
         Services--0.5%                         230,477   + Nextel Communications, Inc. (Class A)                         6,467,185
                                                214,139   + Sprint Corp. (PCS Group)                                      1,203,461
                                                                                                                     --------------
                                                                                                                         12,636,008
         --------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost--$2,244,136,433)--97.6%         2,415,881,673
         ==========================================================================================================================


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           27

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                  Master S&P 500 Index Series

                                   Beneficial Interest/
                                            Shares Held     Short-Term Securities                                         Value
         ==========================================================================================================================
                                           $ 48,169,443     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I (a)                                             $   48,169,443
                                           $212,260,313     Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series (a)(b)                                            $  212,260,313
                                             70,753,437     Merrill Lynch Premier Institutional Fund (a)(b)              70,753,437
         --------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities (Cost--$331,183,193)--13.4%     331,183,193
         ==========================================================================================================================
         Total Investments (Cost--$2,575,319,626)--111.0%                                                             2,747,064,866

         Short Sales (Proceeds--$188,360)***--0.0%                                                                         (188,146)

         Variation Margin on Financial Futures Contracts**--0.0%                                                            207,180

         Liabilities in Excess of Other Assets--(11.0%)                                                                (272,488,150)
                                                                                                                     --------------
         Net Assets--100.0%                                                                                          $2,474,595,750
                                                                                                                     ==============

+     Non-income producing security.
++ All or a portion of security held as collateral in connection with open financial futures contracts.
* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

** Financial futures contracts purchased as of December 31, 2003 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration        Face           Unrealized
      Contracts        Issue            Date           Value             Gains
      --------------------------------------------------------------------------
      291            S&P 500            March
                    Stock Index         2004        $78,035,264       $2,760,886
      --------------------------------------------------------------------------
      Total Unrealized Gains--Net                                     $2,760,886
                                                                      ==========

***   Short sales entered into as of December 31, 2003 were as follows:

      --------------------------------------------------------------------------
      Shares                      Issue                                  Value
      --------------------------------------------------------------------------
      4,526              Piper Jaffray Companies, Inc.                $(188,146)
      --------------------------------------------------------------------------
      Total (Proceeds--$188,360)                                      $(188,146)
                                                                      =========

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                       Net             Dividend
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                         33,600         $128,299
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                       $  25,408,528         $580,427
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                       $ (79,386,418)        $196,309
      Merrill Lynch Premier
       Institutional Fund                         (187,876,682)        $118,173
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


28        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Statement of Assets and Liabilities                  Master S&P 500 Index Series

As of December 31, 2003
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Investments, at value (including securities loaned of $276,069,037)
                         (identified cost--$2,575,319,626) ................................                        $ 2,747,064,866
                       Receivables:
                          Contributions ...................................................    $    20,668,243
                          Dividends .......................................................          3,321,169
                          Variation margin ................................................            207,180
                          Securities sold .................................................            188,360
                          Interest ........................................................             52,533
                          Securities lending--net .........................................             27,154          24,464,639
                                                                                               ---------------
                       Prepaid expenses ...................................................                                 10,167
                                                                                                                   ---------------
                       Total assets .......................................................                          2,771,539,672
                                                                                                                   ---------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
                       Common Stock sold short, at market value (proceeds--$188,360) ......                                188,146
                       Collateral on securities loaned, at value ..........................                            283,013,750
                       Payables:
                          Withdrawals .....................................................         13,593,392
                          Other affiliates ................................................             22,976
                          Investment adviser ..............................................              1,689          13,618,057
                                                                                               ---------------
                       Accrued expenses and other liabilities .............................                                123,969
                                                                                                                   ---------------
                       Total liabilities ..................................................                            296,943,922
                                                                                                                   ---------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets .........................................................                        $ 2,474,595,750
                                                                                                                   ===============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital .................................................                        $ 2,300,089,410
                       Unrealized appreciation on investments--net ........................                            174,506,340
                                                                                                                   ---------------
                       Net Assets .........................................................                        $ 2,474,595,750
                                                                                                                   ===============

      See Notes to Financial Statements.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           29

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                              Master S&P 500 Index Series

For the Year Ended December 31, 2003
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Dividends ..........................................................                        $    36,674,658
                       Interest ...........................................................                                582,380
                       Securities lending--net ............................................                                314,482
                                                                                                                   ---------------
                       Total income .......................................................                             37,571,520
                                                                                                                   ---------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Accounting services ................................................    $       364,139
                       Professional fees ..................................................            173,574
                       Investment advisory fees ...........................................            104,372
                       Custodian fees .....................................................             86,667
                       Trustees' fees and expenses ........................................             26,126
                       Printing and shareholder reports ...................................             22,798
                       Other ..............................................................             61,017
                                                                                               ---------------
                       Total expenses .....................................................                                838,693
                                                                                                                   ---------------
                       Investment income--net .............................................                             36,732,827
                                                                                                                   ---------------
==================================================================================================================================
Realized & Unrealized Gain on Investments--Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..................................                              6,988,294
                       Change in unrealized appreciation/depreciation on investments--net .                            502,365,410
                                                                                                                   ---------------
                       Total realized and unrealized gain on investments--net .............                            509,353,704
                                                                                                                   ---------------
                       Net Increase in Net Assets Resulting from Operations ...............                        $   546,086,531
                                                                                                                   ===============

      See Notes to Financial Statements.


30        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Statements of Changes in Net Assets                  Master S&P 500 Index Series

                                                                                                        For the Year Ended
                                                                                                           December 31,
                                                                                               -----------------------------------
Increase (Decrease) in Net Assets:                                                                   2003                2002
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .............................................    $    36,732,827     $    29,710,172
                       Realized gain (loss) on investments--net ...........................          6,988,294         (82,782,120)
                       Change in unrealized appreciation/depreciation on investments--net .        502,365,410        (435,785,828)
                                                                                               -----------------------------------
                       Net increase (decrease) in net assets resulting from operations ....        546,086,531        (488,857,776)
                                                                                               -----------------------------------
==================================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ........................................        818,978,064         589,333,536
                       Fair value of withdrawals ..........................................       (617,173,500)       (267,267,758)
                                                                                               -----------------------------------
                       Net increase in net assets derived from capital transactions .......        201,804,564         322,065,778
                                                                                               -----------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ............................        747,891,095        (166,791,998)
                       Beginning of year ..................................................      1,726,704,655       1,893,496,653
                                                                                               -----------------------------------
                       End of year ........................................................    $ 2,474,595,750     $ 1,726,704,655
                                                                                               ===================================

      See Notes to Financial Statements.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           31

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                                 Master S&P 500 Index Series

                                                                                        For the Year Ended
                                                                                           December 31,
The following ratios have been derived                          ----------------------------------------------------------------
from information provided in the financial statements.              2003         2002          2001          2000         1999
================================================================================================================================
Total Investment Return*
--------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ..............        28.70%      (22.22%)      (11.97%)          --           --
                                                                ================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses .............................          .04%         .04%          .05%          .07%         .07%
                                                                ================================================================
                       Investment income--net ...............         1.76%        1.59%         1.29%         1.16%        1.33%
                                                                ================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)   $2,474,596   $1,726,705    $1,893,497    $1,714,631   $1,690,336
                                                                ================================================================
                       Portfolio turnover ...................         3.60%        4.59%         3.21%         9.71%       29.91%
                                                                ================================================================

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


32        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Notes to Financial Statements                        Master S&P 500 Index Series

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           33

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)            Master S&P 500 Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Future contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Short sales -- When the Series engages in a short sale, an amount equal to the proceeds received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Series maintains a segregated account of securities as collateral for the short sales. The Series is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Series is required to repay the counterparty any dividends or interest received on the security sold short.

(g) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any


34        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Notes to Financial Statements (concluded)            Master S&P 500 Index Series

other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of December 31, 2003, the Series lent securities with a value of $9,718,180 to MLPF&S or its affiliates. For the year ended December 31, 2003, MLIM, LLC received $127,484 in securities lending agent fees from the Series.

In addition, MLPF&S received $14 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2003.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the year ended December 31, 2003, the Series reimbursed FAM $43,249 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $300,790,655 and $72,751,598 respectively.

Net realized gains for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                    Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ..................             862,940        $171,745,240
Financial futures contracts ............           6,125,354           2,760,886
Short sales ............................                  --                 214
                                                --------------------------------
Total ..................................        $  6,988,294        $174,506,340
                                                ================================

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $94,081,656, of which $362,908,594 related to appreciated securities and $268,826,938 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $2,652,983,210.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           35

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report                         Master S&P 500 Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master S&P 500 Index Series of the Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 13, 2004


36        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Officers and Directors/Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length                                                         Overseen by     Held by
                           Held with    of Time                                                        Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President and Chairman of the Merrill Lynch Invest-   123 Funds       None
Glenn*      Princeton, NJ  and          present  ment Managers, L.P. ("MLIM")/Fund Asset               160 Portfolios
            08543-9011     Director/    and      Management, L.P. ("FAM")--Advised Funds since
            Age: 63        Trustee      1997 to  1999; Chairman (Americas Region) of MLIM from
                                        present  2000 to 2002; Executive Vice President of FAM
                                                 and MLIM (which terms as used herein include
                                                 their corporate predecessors) from 1983 to 2002;
                                                 President of FAM Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof from 1991 to
                                                 2002; Executive Vice President and Director of
                                                 Princeton Services, Inc. ("Princeton Services")
                                                 from 1993 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to 2002; Director of
                                                 Financial Data Services, Inc. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or
              MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Fund/Trust based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators,
              L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  Manager of The Burton Partnership, Limited            23 Funds        ITC Delta-
Burton      Princeton, NJ  Trustee      present  Partnership since 1979; Managing General Partner      36 Portfolios   Com, Inc.,
            08543-9095                           of the South Atlantic Venture Funds, Limited                          ITC
            Age: 59                              Partnerships and Chairman of South Atlantic                           Financial
                                                 Private Equity Fund IV, Limited Partnership since                     Services,
                                                 1983; Member of the Investment Advisory Council                       Knology,
                                                 of the Florida State Board of Administration                          Inc.,
                                                 since 2001.                                                           PriCare,
                                                                                                                       Inc.,
                                                                                                                       Symbion, Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Director/    2000 to  James R. Williston Professor of Investment            24 Funds        Cambridge
Crum        Princeton, NJ  Trustee      present  Management Emeritus, Harvard Business                 37 Portfolios   Bancorp
            08543-9095                           School since 1996; Chairman and Director of
            Age: 71                              Phaeton International, Ltd. from 1985 to present;
                                                 Director of Cambridge Bancorp since 1969.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Director/    2000 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ  Trustee      present  School of Business, Columbia University since         36 Portfolios
Hodrick     08543-9095                           1998; Associate Professor of Finance and
            Age: 41                              Economics, Graduate School of Business,
                                                 Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           37

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees (unaudited)(concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length                                                         Overseen by     Held by
                           Held with    of Time                                                        Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Consultant with Putnam Investments since 1993         23 Funds        None
Walsh       Princeton, NJ  Trustee      present  and employed in various capacities therewith from     36 Portfolios
            08543-9095                           1971 to 1992; Director of the National Audubon
            Age: 62                              Society since 2000; Director of the American Museum
                                                 of Fly Fishing since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    2000 to  Managing Director of FGW Associates since 1997;       23 Funds        Watson
Weiss       Princeton, NJ  Trustee      present  Vice President, Planning, Investment and Devel-       36 Portfolios   Pharma-
            08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                       ceuticals,
            Age: 62                              Director of BTG International, PLC since 2001;                        Inc.
                                                 Director of KIMC Investment, Inc. since 2003;
                                                 Director of Osmotica Holdings Corp. AVV since 2003.
------------------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length
                           Held with    of Time
Name        Address & Age  Fund/Trust   Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and      President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  President    present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011                           1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc. from 1990 to
            Age: 49                              MLIM since 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard     P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced Index products for Merrill
Vella       Princeton, NJ  President    present  Lynch Quantitative Advisors since 1999; Managing Director and Head of the Global
            08543-9011                           Index and Enhanced Index business at Bankers Trust from 1984 to 1999.
            Age: 46
------------------------------------------------------------------------------------------------------------------------------------
Brian D.    P.O. Box 9011  Secretary    2003 to  Vice President (Legal Advisory) of MLIM since 2002; Attorney with Reed Smith from
Stewart     Princeton, NJ               present  2001 to 2002; Attorney with Saul Ewing from 1999 to 2001.
            08543-9011
            Age: 34
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor--MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


38        MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


          MERRILL LYNCH S&P 500 INDEX FUND        DECEMBER 31, 2003           39

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #Index 4 -- 12/03

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $39,000       2002 -- $44,500

         (b) Audit-Related Fees - 2003 -- $12,000       2002 -- $22,500
                                  The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees above.

         (c) Tax Fees - 2003 -- $22,200         2002 -- $24,400
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0        2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437        2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch S&P 500 Index Fund and Master S&P 500 Index Series


        By: /s/ Terry K. Glenn
            ----------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch S&P 500 Index Fund and Master S&P 500 Index Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ----------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch S&P 500 Index Fund and Master S&P 500 Index Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            ----------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch S&P 500 Index Fund and Master S&P 500 Index Series

        Date: February 23, 2004